RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following tables present the amounts recorded in our consolidated financial statements related to these transactions.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Revenues	$133	$198	$273	$322

Operating costs (a)	$43	$82	$114	$24
(a) Beginning in 2024, amounts include costs capitalized in programming assets during the period, as well as operating expenses.

	Successor	Predecessor
At December 31,	2025	2024
Receivables, net	$213	$190

Other assets (Receivables, noncurrent)	$87	$82